SHARE BASED COMPENSATION (Details 4) - Options - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 8,040,512	¥ 984,595	¥ 3,946,384
Total unrecognized compensation expense	¥ 5,934,262
Weighted average period over which unrecognized compensation expense is expected to be recognized	2 years 10 months 24 days